Commitments and Contingencies - Summary of Purchase Obligation, Fiscal Year Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Year ended December 31, 2024	$ 17,452
Year ended December 31, 2025	1,475
Year ended December 31, 2026	100
Year ended December 31, 2027	75
Year ended December 31, 2028	75
Purchase Obligation	$ 19,177